United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%[1]
		Consumer Discretionary—11.6%
33,529	[2]	AMC Networks, Inc.	$1,856,166
36,119		Aaron's, Inc.	865,050
60,201		Abercrombie & Fitch Co., Class A	1,246,763
121,378		American Eagle Outfitters, Inc.	2,175,094
93,797	[2,3]	Ascena Retail Group, Inc.	762,570
25,046		Big Lots, Inc.	1,331,946
40,501		Brinker International, Inc.	1,909,217
50,291		Brunswick Corp.	2,495,440
10,467	[2]	Buffalo Wild Wings, Inc.	1,758,037
40,738		CST Brands, Inc.	1,821,803
26,908	[2]	Cabela's, Inc., Class A	1,389,260
1,635	[3]	Cable One, Inc.	856,544
30,705	[3]	CalAtlantic Group, Inc.	1,111,828
28,039		Carter's, Inc.	2,838,949
23,486		Cheesecake Factory, Inc.	1,214,931
112,874		Chicos Fas, Inc.	1,355,617
6,768	[2]	Churchill Downs, Inc.	887,488
59,719	[3]	Cinemark Holdings, Inc.	2,245,435
11,040	[3]	Cracker Barrel Old Country Store, Inc.	1,737,807
83,913		Dana Holding Corp.	1,144,573
17,509	[2]	Deckers Outdoor Corp.	1,155,769
51,077	[3]	DeVry Education Group, Inc.	1,137,485
49,459		Dick's Sporting Goods, Inc.	2,536,752
28,031		Domino's Pizza, Inc.	4,128,966
40,594	[2]	Dreamworks Animation SKG, Inc.	1,663,136
51,596		Dunkin' Brands Group, Inc.	2,337,815
37,619	[2,3]	Fossil Group, Inc.	1,188,760
58,794		GameStop Corp.	1,819,674
162,007		Gentex Corp.	2,862,664
2,330		Graham Holdings, Co.	1,172,549
37,021		Guess ?, Inc.	544,949
18,981		HSN, Inc.	971,068
15,372	[2]	Helen of Troy Ltd.	1,531,205
12,483		International Speedway Corp., Class A	421,551
18,229		Jack in the Box, Inc.	1,611,261
52,934		KB HOME	831,064
71,764	[2]	Kate Spade & Co.	1,556,561
83,702	[2,3]	Live Nation Entertainment, Inc.	2,295,109
21,686		Meredith Corp.	1,181,453
19,952	[2]	Murphy USA, Inc.	1,529,121
2,112	[2]	NVR, Inc.	3,600,960
68,381		New York Times Co., Class A	887,585
153,207	[2]	Office Depot, Inc.	530,096
12,754	[2]	Panera Bread Co.	2,797,207
123,288	[2,3]	Penney (J.C.) Co., Inc.	1,190,962
33,623	[3]	Polaris Industries, Inc.	3,320,271
23,349		Pool Corp.	2,388,136
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
5,395	[2,3]	Restoration Hardware Holdings, Inc.	$166,220
111,964		Service Corp. International	3,103,642
74,406	[2]	Skechers USA, Inc., Class A	1,787,232
30,463		Sothebys Holdings, Inc., Class A	986,697
47,040	[2]	TRI Pointe Group, Inc.	632,688
34,375	[2,3]	Tempur Sealy International, Inc.	2,599,781
35,686		Texas Roadhouse, Inc.	1,685,093
77,749		The Wendy's Co.	751,055
25,542		Thor Industries, Inc.	1,954,985
32,567		Time, Inc.	531,819
88,966	[2]	Toll Brothers, Inc.	2,491,938
29,943		Tupperware Brands Corp.	1,876,827
42,984	[2]	Vista Outdoor, Inc.	2,151,349
35,494		Wiley (John) & Sons, Inc., Class A	2,048,004
46,402	[3]	Williams-Sonoma, Inc.	2,509,420
		TOTAL	103,473,397
		Consumer Staples—4.6%
244,652		Avon Products, Inc.	995,734
21,922		Casey's General Stores, Inc.	2,927,464
52,446		Dean Foods Co.	968,153
32,824	[2]	Edgewell Personal Care Co.	2,777,239
34,895		Energizer Holdings, Inc.	1,798,139
105,710		Flowers Foods, Inc.	1,944,007
58,437	[2]	Hain Celestial Group, Inc.	3,084,889
41,221		Ingredion, Inc.	5,492,286
7,635		Lancaster Colony Corp.	992,244
41,782	[2]	Post Holdings, Inc.	3,621,246
144,551	[2]	SUPERVALU, Inc.	705,409
46,673		Snyders-Lance, Inc.	1,599,017
79,454	[2,3]	Sprouts Farmers Market, Inc.	1,837,771
7,843	[2,3]	The Boston Beer Co., Inc., Class A	1,434,328
31,855	[2]	TreeHouse Foods, Inc.	3,287,117
27,914	[2]	United Natural Foods, Inc.	1,395,142
99,833	[2]	WhiteWave Foods Company, Class A	5,539,733
		TOTAL	40,399,918
		Energy—3.2%
103,942	[3]	CONSOL Energy, Inc.	2,014,396
301,698	[2,3]	Denbury Resources, Inc.	874,924
20,791	[2]	Dril-Quip, Inc.	1,131,654
55,017		Energen Corp.	2,606,706
167,388		Ensco PLC	1,534,948
57,668	[2]	Gulfport Energy Corp.	1,677,562
82,395		HollyFrontier Corp.	2,094,481
159,799		Nabors Industries Ltd.	1,438,191
183,487		Noble Corp. PLC	1,354,134
55,260		Oceaneering International, Inc.	1,540,649
29,002	[2]	Oil States International, Inc.	896,742
82,174		Patterson-UTI Energy, Inc.	1,593,354
128,990		QEP Resources, Inc.	2,347,618
94,522	[3]	Rowan Companies PLC	1,440,515
22,688	[3]	SM Energy Co.	615,525
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
85,853		Superior Energy Services, Inc.	$1,371,072
157,458	[2]	WPX Energy, Inc.	1,573,005
37,516		Western Refining, Inc.	782,209
40,630		World Fuel Services Corp.	1,933,988
		TOTAL	28,821,673
		Financials—26.0%
14,779		Alexander and Baldwin, Inc.	582,293
42,339		Alexandria Real Estate Equities, Inc.	4,754,670
7,904	[2]	Alleghany Corp.	4,295,824
75,183		American Campus Communities, Inc.	4,065,145
39,820		American Financial Group, Inc., Ohio	2,910,842
32,390		Aspen Insurance Holdings Ltd.	1,488,644
81,469		Associated Banc Corp.	1,515,323
46,289		Bancorpsouth, Inc.	1,102,604
25,475		Bank of Hawaii Corp.	1,755,737
39,745	[3]	Bank of the Ozarks, Inc.	1,430,423
54,451		Berkley, W. R. Corp.	3,168,504
66,147		Brown & Brown	2,424,949
46,573		CBOE Holdings, Inc.	3,204,222
100,753		CNO Financial Group, Inc.	1,750,080
50,003		Camden Property Trust	4,479,769
63,523		Care Capital Properties, Inc.	1,879,010
41,223		Cathay Bancorp, Inc.	1,235,866
45,162		Commerce Bancshares, Inc.	2,135,711
73,899		Communications Sales & Leasing, Inc.	2,296,781
53,262		Corporate Office Properties Trust	1,595,730
54,002		Corrections Corp. of America	1,730,764
30,885		Cullen Frost Bankers, Inc.	2,096,783
58,934		DCT Industrial Trust, Inc.	2,959,665
91,265	[3]	Douglas Emmett, Inc.	3,471,721
194,939		Duke Realty Corp.	5,612,294
30,326	[3]	EPR Properties	2,547,991
92,851		East West Bancorp, Inc.	3,177,361
75,713		Eaton Vance Corp.	2,862,709
27,772		Education Realty Trust, Inc.	1,336,944
28,634		Endurance Specialty Holdings Ltd.	1,936,517
52,290		Equity One, Inc.	1,739,688
23,609		Everest Re Group Ltd.	4,462,337
84,985		FNB Corp.	1,015,571
23,282		FactSet Research Systems	4,003,573
52,861	[3,4]	Federated Investors, Inc.	1,668,822
62,468		First American Financial Corp.	2,611,787
161,670		First Horizon National Corp.	2,353,915
81,227		First Industrial Realty Trust	2,393,760
94,518		FirstMerit Corp.	2,006,617
93,900		Fulton Financial Corp.	1,281,735
417,890	[2]	Genworth Financial, Inc., Class A	1,195,165
44,203		Hancock Holding Co.	1,281,445
24,336		Hanover Insurance Group, Inc.	2,003,826
61,501		Healthcare Realty Trust, Inc.	2,223,876
53,410		Highwoods Properties, Inc.	2,976,005
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
88,474		Hospitality Properties Trust	$2,823,205
46,688		International Bancshares Corp.	1,280,185
84,033		Janus Capital Group, Inc.	1,268,898
24,890		Jones Lang LaSalle, Inc.	2,724,708
28,187		Kemper Corp.	965,968
50,912		Kilroy Realty Corp.	3,727,268
47,637		Lamar Advertising Co., Class A	3,232,647
67,000	[3]	LaSalle Hotel Properties	1,845,850
84,612		Liberty Property Trust	3,501,245
38,573		MB Financial, Inc.	1,480,817
54,490		MSCI, Inc., Class A	4,688,320
52,044	[3]	Mack-Cali Realty Corp.	1,467,641
21,680		Marketaxess Holdings, Inc.	3,504,789
106,214	[3]	Medical Properties Trust, Inc.	1,667,560
22,152		Mercury General Corp.	1,226,556
42,958		Mid-American Apartment Communities, Inc.	4,554,407
82,501		National Retail Properties, Inc.	4,385,753
246,535		New York Community Bancorp, Inc.	3,562,431
140,928		Old Republic International Corp.	2,731,185
80,760		Omega Healthcare Investors	2,786,220
65,556		PacWest Bancorp	2,710,741
37,150		Post Properties, Inc.	2,362,368
10,442		Potlatch Corp.	399,406
19,204		Primerica, Inc.	989,198
44,246		PrivateBancorp, Inc.	1,955,673
36,166		Prosperity Bancshares, Inc.	1,847,721
71,323		Raymond James Financial, Inc.	3,915,633
52,749		Rayonier, Inc.	1,435,828
56,669		Regency Centers Corp.	4,812,898
40,475		Reinsurance Group of America, Inc.	4,017,144
23,782		RenaissanceRe Holdings Ltd.	2,794,861
76,729		SEI Investments Co.	3,452,805
175,119	[2,3]	SLM Holding Corp.	1,259,106
138,040	[3]	Senior Housing Properties Trust	3,065,868
29,586	[2]	Signature Bank	3,557,421
26,558		Sovran Self Storage, Inc.	2,718,742
25,378	[2]	Stifel Financial Corp.	897,112
28,921	[2]	SVB Financial Group	2,904,247
84,746		Synovus Financial Corp.	2,579,668
128,178		TCF Financial Corp.	1,741,939
55,133	[3]	Tanger Factory Outlet Centers, Inc.	2,301,251
39,828		Taubman Centers, Inc.	3,222,882
37,781		Trustmark Corp.	986,084
124,421		Umpqua Holdings Corp.	1,894,932
50,490		Urban Edge Properties	1,510,156
79,941		Valley National Bancorp	725,065
143,033		WP Glimcher, Inc.	1,813,658
50,398		Waddell & Reed Financial, Inc., Class A	920,267
51,770		Washington Federal, Inc.	1,294,250
40,108		Webster Financial Corp. Waterbury	1,442,284
65,949		Weingarten Realty Investors	2,848,337
4

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
65,643	[3]	WisdomTree Investments, Inc.	$652,491
		TOTAL	231,478,687
		Health Care—8.9%
18,057	[2]	Abiomed, Inc.	2,130,184
48,259	[2,3]	Akorn, Inc.	1,651,905
41,439	[2]	Align Technology, Inc.	3,694,287
137,958	[2]	Allscripts Healthcare Solutions, Inc.	1,947,967
35,721	[2]	Amsurg Corp.	2,679,432
8,814	[2]	Bio Rad Laboratories, Inc., Class A	1,278,823
21,700	[3]	Bio-Techne Corp.	2,439,514
62,430	[2]	Catalent, Inc.	1,594,462
27,575	[2]	Charles River Laboratories International, Inc.	2,424,670
64,499	[2,3]	Community Health Systems, Inc.	823,652
27,564		Cooper Cos., Inc.	5,029,603
39,274	[2,3]	Halyard Health, Inc.	1,358,488
33,486		Hill-Rom Holdings, Inc.	1,789,157
51,124	[2]	IDEXX Laboratories, Inc.	4,794,920
24,383	[2]	LifePoint Health, Inc.	1,442,986
24,469	[2,3]	Livanova PLC	1,273,611
46,467	[2]	MEDNAX, Inc.	3,202,041
15,298	[2]	Mettler Toledo International, Inc.	6,290,691
31,381	[2]	Molina Healthcare, Inc.	1,782,755
24,140		Owens & Minor, Inc.	862,039
22,735	[2,3]	Parexel International Corp.	1,519,835
37,521	[2]	Prestige Brands Holdings, Inc.	2,007,373
80,272		ResMed, Inc.	5,529,135
42,262	[3]	STERIS PLC	2,998,489
24,325		Teleflex, Inc.	4,386,041
57,067	[2,3]	Tenet Healthcare Corp.	1,746,821
25,449	[2]	United Therapeutics Corp.	3,079,583
45,943	[2]	VCA, Inc.	3,277,574
25,072	[2,3]	Wellcare Health Plans, Inc.	2,677,690
42,274		West Pharmaceutical Services, Inc.	3,393,757
		TOTAL	79,107,485
		Industrials—13.2%
86,827	[2]	AECOM	3,081,490
39,336		AGCO Corp.	1,894,422
59,140		B/E Aerospace, Inc.	2,828,962
34,073		CLARCOR, Inc.	2,121,385
40,255		Carlisle Cos., Inc.	4,157,939
18,731	[3]	Ceb, Inc.	1,124,609
28,752	[2,3]	Clean Harbors, Inc.	1,478,428
47,638	[2]	Copart, Inc.	2,402,861
29,089		Crane Co.	1,812,245
29,950		Curtiss Wright Corp.	2,665,251
27,532		Deluxe Corp.	1,860,888
57,960		Donaldson Co., Inc.	2,094,095
123,121		Donnelley (R.R.) & Sons Co.	2,206,328
34,025		Emcor Group, Inc.	1,895,193
23,149	[2]	Esterline Technologies Corp.	1,408,154
33,124	[2]	FTI Consulting, Inc.	1,419,032
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
13,763		GATX Corp.	$615,619
31,808	[2,3]	Genesee & Wyoming, Inc., Class A	2,059,568
26,111		Graco, Inc.	1,932,475
12,812		Granite Construction, Inc.	637,781
25,032		HNI Corp.	1,304,918
28,850		Hubbell, Inc.	3,110,896
26,905		Huntington Ingalls Industries, Inc.	4,643,265
42,576	[3]	IDEX Corp.	3,822,899
48,369		ITT, Inc.	1,533,781
178,156	[2]	Jet Blue Airways Corp.	3,265,600
70,381		Joy Global, Inc.	1,944,627
80,022		KBR, Inc.	1,121,908
29,411	[2]	KLX, Inc.	949,975
47,402		Kennametal, Inc.	1,178,414
30,062	[2]	Kirby Corp.	1,638,078
23,283		Landstar System, Inc.	1,641,219
22,348		Lennox International, Inc.	3,504,166
35,638		Lincoln Electric Holdings	2,211,694
10,218		MSA Safety, Inc.	570,982
27,283		MSC Industrial Direct Co.	1,959,738
45,895		Manpower Group, Inc.	3,185,113
33,330		Miller Herman, Inc.	1,092,224
83,354	[2]	NOW, Inc.	1,526,212
30,517		Nordson Corp.	2,694,346
37,199	[2]	Old Dominion Freight Lines, Inc.	2,591,282
28,326		Orbital ATK, Inc.	2,467,761
32,260		OshKosh Truck Corp.	1,777,203
32,445		Regal Beloit Corp.	1,979,470
53,145		Rollins, Inc.	1,497,626
42,287		Smith (A.O.) Corp.	3,928,039
19,443	[2]	Teledyne Technologies, Inc.	2,041,515
61,723		Terex Corp.	1,489,993
39,485		Timken Co.	1,320,773
31,303		Toro Co.	2,878,311
62,105		Trinity Industries, Inc.	1,441,457
29,117		Triumph Group, Inc.	897,677
15,889		Valmont Industries, Inc.	2,080,665
50,678		Wabtec Corp.	3,471,443
14,636		Watsco, Inc.	2,108,169
21,716		Werner Enterprises, Inc.	545,506
31,354		Woodward, Inc.	1,835,463
		TOTAL	116,949,133
		Information Technology—16.4%
27,750	[2,3]	3D Systems Corp.	371,572
64,631	[2]	ACI Worldwide, Inc.	1,280,340
44,046	[2]	Acxiom Corp.	1,010,856
298,422	[2]	Advanced Micro Devices, Inc.	2,047,175
54,294	[2]	Ansys, Inc.	4,851,712
99,444	[2,3]	Arris International PLC	2,708,855
51,355	[2,3]	Arrow Electronics, Inc.	3,414,594
71,816		Avnet, Inc.	2,951,638
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
23,425		Belden, Inc.	$1,714,944
67,887		Broadridge Financial Solutions	4,594,592
264,944		Brocade Communications Systems, Inc.	2,463,979
87,767		CDK Global, Inc.	5,072,055
73,525	[2]	CIENA Corp.	1,410,945
171,412	[2]	Cadence Design Systems, Inc.	4,122,459
57,755	[3]	Cognex Corp.	2,608,793
23,322	[2]	Commvault Systems, Inc.	1,206,680
70,049		Computer Sciences Corp.	3,350,444
39,489	[2]	Comscore, Inc.	1,024,739
54,280	[3]	Convergys Corp.	1,446,562
60,971	[2]	CoreLogic, Inc.	2,455,912
56,726	[2]	Cree, Inc.	1,622,364
135,573		Cypress Semiconductor Corp.	1,578,070
13,958		DST Systems, Inc.	1,721,440
20,397		Diebold, Inc.	576,011
26,894		FEI Co.	2,862,059
17,826		Fair Isaac & Co., Inc.	2,257,485
65,049	[2]	Fairchild Semiconductor International, Inc., Class A	1,284,067
82,687	[2]	Fortinet, Inc.	2,868,412
46,304	[2]	Gartner Group, Inc., Class A	4,641,976
45,431		Henry Jack & Associates, Inc.	4,054,717
20,425	[2,3]	IPG Photonics Corp.	1,721,623
95,419		Ingram Micro, Inc., Class A	3,267,147
75,916	[2]	Integrated Device Technology, Inc.	1,669,393
26,544	[3]	InterDigital, Inc.	1,567,423
78,533		Intersil Holding Corp.	1,199,984
26,442	[3]	j2 Global, Inc.	1,767,383
85,760	[3]	Jabil Circuit, Inc.	1,745,216
95,628	[2]	Keysight Technologies, Inc.	2,796,163
50,237	[2,3]	Knowles Corp.	675,185
37,457	[3]	Leidos Holdings, Inc.	1,873,225
37,143		Lexmark International, Inc.	1,362,034
40,974	[2]	Manhattan Associates, Inc.	2,378,541
29,140		Maximus, Inc.	1,716,929
56,988	[3]	Mentor Graphics Corp.	1,217,264
64,650	[2]	Microsemi Corp.	2,521,350
84,033	[2]	NCR Corp.	2,770,568
59,330		National Instruments Corp.	1,701,584
35,010	[2]	NetScout Systems, Inc.	979,580
48,005	[2,3]	Neustar, Inc., Class A	1,209,246
64,901	[2,3]	PTC, Inc.	2,578,517
20,253		Plantronics, Inc.	977,005
76,494	[2]	Polycom, Inc.	947,761
60,494	[2]	Rackspace Hosting, Inc.	1,417,374
24,073		Science Applications International Corp.	1,462,675
30,151	[2]	Silicon Laboratories, Inc.	1,606,445
20,855	[2]	Synaptics, Inc.	1,083,417
16,331		Synnex Corp.	1,641,755
93,398	[2]	Synopsys, Inc.	5,058,436
19,371	[2]	Tech Data Corp.	1,509,582
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
136,006		Teradyne, Inc.	$2,686,118
14,268	[2]	The Ultimate Sortware Group, Inc.	2,983,439
140,425	[2]	Trimble Navigation Ltd.	3,712,837
15,648	[2]	Tyler Technologies, Inc.	2,550,937
62,365	[2]	Verifone Systems, Inc.	1,194,913
19,541	[2,3]	ViaSat, Inc.	1,442,712
78,548		Vishay Intertechnology, Inc.	1,047,045
26,489	[2]	WEX, Inc.	2,481,489
15,255	[2]	WebMd Health Corp.	930,708
22,149	[2]	Zebra Technologies Co., Class A	1,174,118
		TOTAL	146,202,568
		Materials—7.1%
37,489	[3]	Allegheny Technologies, Inc.	667,679
36,663		Aptargroup, Inc.	2,866,313
31,369		Ashland, Inc.	3,552,226
53,855		Bemis Co., Inc.	2,748,759
44,108		Cabot Corp.	2,147,619
25,089		Carpenter Technology Corp.	984,743
88,231	[3]	Commercial Metals Corp.	1,459,341
13,776		Compass Minerals International, Inc.	958,672
35,701		Domtar Corp.	1,405,548
28,128		Eagle Materials, Inc.	2,361,346
15,320		Greif, Inc., Class A	614,792
83,810	[2]	Louisiana-Pacific Corp.	1,692,962
19,660		Minerals Technologies, Inc.	1,283,012
5,695		Newmarket Corp.	2,437,118
75,692		Olin Corp.	1,581,963
54,186		Packaging Corp. of America	4,047,152
48,336		Polyone Corp.	1,695,144
76,481		RPM International, Inc.	4,149,859
46,194		Reliance Steel & Aluminum Co.	3,623,457
31,593		Royal Gold, Inc.	2,670,872
26,753		Scotts Co.	1,973,034
26,424		Sensient Technologies Corp.	1,950,884
22,915		Silgan Holdings, Inc.	1,136,126
57,960		Sonoco Products Co.	2,951,903
153,137	[3]	Steel Dynamics, Inc.	4,107,134
63,804	[3]	United States Steel Corp.	1,753,972
41,852		Valspar Corp.	4,455,982
35,837		Worthington Industries, Inc.	1,587,937
		TOTAL	62,865,549
		Telecommunication Services—0.2%
51,612		Telephone and Data System, Inc.	1,625,262
		Utilities—5.5%
99,909		Aqua America, Inc.	3,460,848
52,198		Atmos Energy Corp.	4,164,878
30,001		Black Hills Corp.	1,891,563
86,540		Great Plains Energy, Inc.	2,577,161
59,408		Hawaiian Electric Industries, Inc.	1,844,618
27,308		Idacorp, Inc.	2,207,852
112,111		MDU Resources Group, Inc.	2,696,270
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
48,580		National Fuel Gas Co.	$2,745,256
37,343		New Jersey Resources Corp.	1,390,653
111,856		OGE Energy Corp.	3,598,408
29,351	[3]	ONE Gas, Inc.	1,906,641
32,716	[3]	PNM Resources, Inc.	1,124,122
115,312		Questar Corp.	2,902,403
26,610		Southwest Gas Corp.	2,062,275
66,537	[2]	Talen Energy Corp.	904,903
106,653		UGI Corp.	4,827,115
46,772		Vectren Corp.	2,419,516
22,312		WGL Holdings, Inc.	1,579,466
81,311		Westar Energy, Inc.	4,518,452
		TOTAL	48,822,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $556,039,603)	859,746,072
		INVESTMENT COMPANIES—9.3%[4]
54,333,734	[5]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[6]	54,333,734
28,467,390		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6]	28,467,390
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	82,801,124
		TOTAL INVESTMENTS—106.0% (IDENTIFIED COST $638,840,727)[7]	942,547,196
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[8]	(53,050,329)
		TOTAL NET ASSETS—100%	$889,496,867
At July 31, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P Midcap 400 E-Mini Long Futures	194	$30,203,860	September 2016	$1,033,837
The average notional value of long futures contracts held by the Fund throughout the period was $35,345,824. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $30,203,860 at July 31, 2016, which represents 3.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$53,135,476	$54,333,734
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Investors, Inc.	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	55,838	15,468,967	26,998,518	42,523,323
Purchases/Additions	—	175,867,960	166,248,358	342,116,318
9

	Federated Investors, Inc.	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Sales/Reductions	(2,977)	(137,003,193)	(164,779,486)	(301,785,656)
Balance of Shares Held 7/31/2016	52,861	54,333,734	28,467,390	82,853,985
Value	$1,668,822	$54,333,734	$28,467,390	$84,469,946
Dividend Income	$40,390	$83,162	$88,431	$211,983
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At July 31, 2016, the cost of investments for federal tax purposes was $638,840,727. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $303,706,469. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $324,107,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,401,203.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
July 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%[1]
		Consumer Discretionary—11.8%
1,571		Advance Auto Parts, Inc.	$266,850
10,144	[2]	Amazon.com, Inc.	7,697,369
757	[2,3]	AutoZone, Inc.	616,175
3,023		Bed Bath & Beyond, Inc.	135,884
14,866	[3]	Best Buy Co., Inc.	499,498
5,213		Block (H&R), Inc.	124,017
5,278	[3]	BorgWarner, Inc.	175,124
9,804		CBS Corp., Class B	511,965
275	[2,3]	CarMax, Inc.	16,022
15,951	[3]	Carnival Corp.	745,231
625	[2,3]	Chipotle Mexican Grill, Inc.	264,994
6,061	[3]	Coach, Inc.	261,290
57,774		Comcast Corp., Class A	3,885,301
15,870	[3]	D. R. Horton, Inc.	521,806
2,899	[2]	Darden Restaurants, Inc.	178,462
7,622		Delphi Automotive PLC	516,924
2,927	[2]	Discovery Communications, Inc., Class A	73,438
6,345	[2]	Discovery Communications, Inc., Class C	155,706
4,689		Dollar General Corp.	444,236
5,484	[2,3]	Dollar Tree, Inc.	528,054
786		Expedia, Inc.	91,687
2,599		Foot Locker, Inc.	154,952
102,575		Ford Motor Co.	1,298,600
15,594		Gap (The), Inc.	402,169
27,706		General Motors Co.	873,847
4,273	[3]	Genuine Parts Co.	436,872
6,482		Goodyear Tire & Rubber Co.	185,839
7,831		Hanesbrands, Inc.	208,774
3,825		Harley Davidson, Inc.	202,419
1,615		Harman International Industries, Inc.	133,464
2,855		Hasbro, Inc.	231,912
31,859		Home Depot, Inc.	4,404,188
10,940		Interpublic Group Cos., Inc.	252,276
17,149		Johnson Controls, Inc.	787,482
3,361		Kohl's Corp.	139,784
5,837		L Brands, Inc.	431,354
7,738	[2]	LKQ Corp.	266,110
4,326		Leggett and Platt, Inc.	227,418
3,656		Lennar Corp., Class A	171,101
22,993		Lowe's Cos., Inc.	1,891,864
6,418		Macy's, Inc.	229,957
1,357	[3]	Marriott International, Inc., Class A	97,297
8,272		Mattel, Inc.	276,119
22,450	[3]	McDonald's Corp.	2,641,243
9,139	[2]	Michael Kors Holdings Ltd.	472,669
1,420	[2]	Mohawk Industries, Inc.	296,695
8,481	[2]	NetFlix, Inc.	773,891

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
10,697		Newell Brands, Inc.	$561,165
3,519		News Corp.	47,295
7,659	[3]	News Corp., Class A	99,337
33,818		Nike, Inc., Class B	1,876,899
9,476	[3]	Nordstrom, Inc.	419,123
2,411	[2,3]	O'Reilly Automotive, Inc.	700,709
6,597	[3]	Omnicom Group, Inc.	542,867
4,422		PVH Corp.	446,887
3,880		Ralph Lauren Corp.	380,589
14,405	[3]	Ross Stores, Inc.	890,661
4,045	[3]	Royal Caribbean Cruises, Ltd.	293,020
1,961	[3]	Scripps Networks Interactive	129,544
1,424		Signet Jewelers Ltd.	125,184
12,221		Staples, Inc.	113,533
38,024		Starbucks Corp.	2,207,293
3,956		Starwood Hotels & Resorts	308,805
17,364		TJX Cos., Inc.	1,418,986
14,520	[3]	Target Corp.	1,093,792
4,933	[2]	Tegna, Inc.	108,033
1,260	[2]	The Priceline Group, Inc.	1,702,021
2,030	[3]	Tiffany & Co.	130,976
20,442		Time Warner, Inc.	1,566,879
905		Tractor Supply Co.	82,943
2,749	[2]	TripAdvisor, Inc.	192,348
23,902		Twenty-First Century Fox, Inc.	636,749
7,011		Twenty-First Century Fox, Inc., Class B	189,507
1,395	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	364,388
1,512	[2,3]	Under Armour, Inc., Class A	59,664
1,260	[2]	Under Armour, Inc., Class C	44,982
11,150	[2]	Urban Outfitters, Inc.	333,385
8,521		V.F. Corp.	531,966
8,469		Viacom, Inc., Class B - New	385,085
38,370		Walt Disney Co.	3,681,601
1,954		Whirlpool Corp.	375,871
2,784	[3]	Wyndham Worldwide Corp.	197,720
13,104		Yum! Brands, Inc.	1,171,760
		TOTAL	58,609,896
		Consumer Staples—9.8%
50,376		Altria Group, Inc.	3,410,455
15,704		Archer-Daniels-Midland Co.	707,936
3,021		Brown-Forman Corp., Class B	296,632
27,753		CVS Health Corp.	2,573,258
8,197	[3]	Campbell Soup Co.	510,427
3,719	[3]	Church and Dwight, Inc.	365,355
3,314		Clorox Co.	434,366
23,259		Colgate-Palmolive Co.	1,731,167
10,417		ConAgra Foods, Inc.	487,099
3,022		Constellation Brands, Inc., Class A	497,512
9,663	[3]	Costco Wholesale Corp.	1,615,847
5,213	[3]	Dr. Pepper Snapple Group, Inc.	513,533
6,151		Estee Lauder Cos., Inc., Class A	571,428

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
14,872	[3]	General Mills, Inc.	$1,069,148
5,554		Hormel Foods Corp.	207,442
5,931		Hershey Foods Corp.	656,918
9,489		Kimberly-Clark Corp.	1,229,300
5,806		Kellogg Co.	480,214
12,450		Kraft Heinz Co./The	1,075,555
23,719		Kroger Co.	810,953
2,517	[3]	McCormick & Co., Inc.	257,363
4,203		Mead Johnson Nutrition Co.	374,908
4,357		Molson Coors Brewing Co., Class B	445,111
40,448		Mondelez International, Inc.	1,778,903
2,108	[2]	Monster Beverage Corp.	338,608
39,850		Philip Morris International	3,995,361
37,121		PepsiCo, Inc.	4,043,219
68,145		Procter & Gamble Co.	5,832,531
16,503		Reynolds American, Inc.	826,140
4,612		Smucker (J.M.) Co.	710,986
13,258	[3]	Sysco Corp.	686,632
99,887		The Coca-Cola Co.	4,358,070
11,351	[3]	Tyson Foods, Inc., Class A	835,434
39,191		Wal-Mart Stores, Inc.	2,859,767
22,214	[3]	Walgreens Boots Alliance, Inc.	1,760,459
7,528	[3]	Whole Foods Market, Inc.	229,453
		TOTAL	48,577,490
		Energy—6.7%
12,104		Anadarko Petroleum Corp.	660,031
13,928		Apache Corp.	731,220
11,351		Baker Hughes, Inc.	542,918
45,599		Chevron Corp.	4,672,986
32,509		ConocoPhillips	1,327,017
9,935		Cabot Oil & Gas Corp., Class A	245,097
4,064	[2]	Chesapeake Energy Corp.	22,027
4,460		Cimarex Energy Co.	535,289
3,249	[2]	Concho Resources, Inc.	403,526
19,878		Devon Energy Corp.	760,930
11,228	[3]	Diamond Offshore Drilling, Inc.	255,100
13,405		EOG Resources, Inc.	1,095,189
4,119		EQT Corp.	300,110
102,797		Exxon Mobil Corp.	9,143,793
14,506	[2]	FMC Technologies, Inc.	368,162
22,002		Halliburton Co.	960,607
2,762		Helmerich & Payne, Inc.	171,161
2,619		Hess Corp.	140,509
46,368		Kinder Morgan, Inc.	942,662
18,053		Marathon Oil Corp.	246,243
12,677		Marathon Petroleum Corp.	499,347
10,096	[3]	National Oilwell Varco, Inc.	326,606
10,839	[2]	Newfield Exploration Co.	469,329
17,253	[3]	Noble Energy, Inc.	616,277
4,861	[3]	ONEOK, Inc.	217,724
20,009		Occidental Petroleum Corp.	1,495,273

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
9,000		Phillips 66	$684,540
3,855		Pioneer Natural Resources, Inc.	626,707
3,244	[3]	Range Resources Corp.	130,766
35,884		Schlumberger Ltd.	2,889,380
6,263	[2]	Southwestern Energy Co.	91,315
10,587		Spectra Energy Corp.	380,814
2,629		Tesoro Petroleum Corp.	200,198
4,370	[2,3]	Transocean Ltd.	48,026
12,211	[3]	Valero Energy Corp.	638,391
16,698		Williams Companies, Inc.	400,251
		TOTAL	33,239,521
		Financials—15.3%
1,066	[2]	Affiliated Managers Group	156,467
10,518		Aflac, Inc.	760,241
10,021		Allstate Corp.	684,735
21,016		American Express Co.	1,354,691
24,155		American International Group, Inc.	1,314,998
12,905		American Tower Corp.	1,494,012
4,384		Ameriprise Financial, Inc.	420,163
7,096	[3]	Aon PLC	759,769
3,962		Apartment Investment & Management Co., Class A	182,133
1,037		Assurant, Inc.	86,081
3,746		Avalonbay Communities, Inc.	695,445
22,132		BB&T Corp.	816,007
278,033		Bank of America Corp.	4,028,684
47,908	[2]	Berkshire Hathaway, Inc., Class B	6,911,687
2,522		Blackrock, Inc.	923,683
5,707		Boston Properties, Inc.	811,136
6,620	[2]	CBRE Group, Inc.	188,339
9,080		CME Group, Inc.	928,339
16,563		Capital One Financial Corp.	1,111,046
12,161		Chubb Ltd.	1,523,287
3,616	[3]	Cincinnati Financial Corp.	270,115
74,205		Citigroup, Inc.	3,250,921
12,448		Citizens Financial Group, Inc.	277,964
9,038		Crown Castle International Corp.	876,957
5,977	[3]	Digital Realty Trust, Inc.	624,357
11,066		Discover Financial Services	628,991
16,268	[2]	E*Trade Financial Corp.	408,001
1,642		Equinix, Inc.	612,253
5,830	[3]	Equity Residential Properties Trust	396,382
1,819		Essex Property Trust, Inc.	425,428
2,774	[3]	Extra Space Storage, Inc.	238,619
2,089		Federal Realty Investment Trust	354,503
18,612		Fifth Third Bancorp	353,256
9,498		Franklin Resources, Inc.	343,733
3,518		Gallagher (Arthur J.) & Co.	173,050
6,709		General Growth Properties, Inc.	214,353
8,251		Goldman Sachs Group, Inc.	1,310,341
12,114		HCP, Inc.	475,232
9,821		Hartford Financial Services Group, Inc.	391,367

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
20,028	[3]	Host Hotels & Resorts, Inc.	$355,297
21,368		Huntington Bancshares, Inc.	202,996
12,032		Iron Mountain, Inc.	495,839
2,132		Intercontinental Exchange, Inc.	563,274
11,044		Invesco Ltd.	322,264
93,594		JPMorgan Chase & Co.	5,987,208
41,222		KeyCorp	482,297
2,890	[3]	Kimco Realty Corp.	92,769
1,195		Legg Mason, Inc.	40,797
5,758		Leucadia National Corp.	105,141
4,979		Lincoln National Corp.	217,433
12,563		Loews Corp.	519,229
2,068		M & T Bank Corp.	236,910
27,470		MetLife, Inc.	1,174,068
340		Macerich Co. (The)	30,342
9,772		Marsh & McLennan Cos., Inc.	642,509
4,445	[3]	Moody's Corp.	471,214
47,488		Morgan Stanley	1,364,330
3,109		NASDAQ, Inc.	219,993
4,601		Navient Corp.	65,334
6,107	[3]	Northern Trust Corp.	412,772
13,226		PNC Financial Services Group	1,093,129
10,915		People's United Financial, Inc.	165,471
12,273		Principal Financial Group	572,290
21,965		Progressive Corp. Ohio	714,082
13,992		ProLogis, Inc.	762,424
10,875		Prudential Financial	818,779
4,678		Public Storage	1,117,668
6,251		Realty Income Corp.	446,759
30,680		Regions Financial Corp.	281,336
6,886		S&P Global, Inc.	841,469
2,291	[3]	SL Green Realty Corp.	269,926
30,938		Schwab (Charles) Corp.	879,258
8,079		Simon Property Group, Inc.	1,834,256
10,602		State Street Corp.	697,400
12,731		SunTrust Banks, Inc.	538,394
29,972	[2]	Synchrony Financial	835,619
3,094		T. Rowe Price Group, Inc.	218,715
28,491		The Bank of New York Mellon Corp.	1,122,545
7,831		The Travelers Cos, Inc.	910,119
6,663		Torchmark Corp.	412,240
42,325		U.S. Bancorp	1,784,845
6,588		UDR, Inc.	245,271
4,683		Unum Group	156,459
8,835	[3]	Ventas, Inc.	672,874
4,974		Vornado Realty Trust	534,208
112,447		Wells Fargo & Co.	5,394,083
9,685	[3]	Welltower, Inc.	768,311
11,011		Weyerhaeuser Co.	360,280
1,685		Willis Towers Watson PLC	208,300
161		XL Group Ltd.	5,572

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
3,466	[3]	Zions Bancorp	$96,632
		TOTAL	75,537,496
		Health Care—14.6%
19,378		Amgen, Inc.	3,333,597
31,212		Abbott Laboratories	1,396,737
44,826		AbbVie, Inc.	2,968,826
8,906		Aetna, Inc.	1,026,060
8,136		Agilent Technologies, Inc.	391,423
5,493	[2]	Alexion Pharmaceuticals, Inc.	706,400
9,907	[2]	Allergan PLC	2,505,976
7,668		AmerisourceBergen Corp.	653,237
6,464		Anthem, Inc.	848,982
2,878		Bard (C.R.), Inc.	643,895
12,999		Baxter International, Inc.	624,212
6,756		Becton, Dickinson & Co.	1,189,056
5,519	[2]	Biogen, Inc.	1,600,124
33,245	[2]	Boston Scientific Corp.	807,189
39,204		Bristol-Myers Squibb Co.	2,932,851
6,605		CIGNA Corp.	851,781
8,871		Cardinal Health, Inc.	741,616
19,420	[2]	Celgene Corp.	2,178,730
3,821	[2]	Centene Corp.	269,572
7,621	[2,3]	Cerner Corp.	475,474
15,677		Danaher Corp.	1,276,735
3,538	[2]	DaVita HealthCare Partners, Inc.	274,336
5,933		Dentsply Sirona, Inc.	379,949
3,076	[2]	Edwards Lifesciences Corp.	352,263
3,155	[2]	Endo International PLC	54,771
19,129	[2]	Express Scripts Holding Co.	1,455,143
33,874		Gilead Sciences, Inc.	2,691,967
4,702	[2]	HCA Holdings, Inc.	362,665
2,171	[2,3]	Henry Schein, Inc.	392,908
12,945	[2]	Hologic, Inc.	498,253
3,756		Humana, Inc.	648,098
2,061	[2,3]	Illumina, Inc.	342,847
1,322	[2]	Intuitive Surgical, Inc.	919,795
70,244		Johnson & Johnson	8,796,656
2,242	[2]	Laboratory Corp. of America Holdings	312,893
25,284		Lilly (Eli) & Co.	2,095,791
71,089		Merck & Co., Inc.	4,170,081
1,998	[2]	Mallinckrodt PLC	134,545
5,688		McKesson Corp.	1,106,657
33,007		Medtronic PLC	2,892,403
15,920	[2]	Mylan NV	744,897
155,332		Pfizer, Inc.	5,730,197
1,155		Patterson Companies, Inc.	57,011
2,058		PerkinElmer, Inc.	117,141
3,193		Perrigo Co. PLC	291,808
3,712		Quest Diagnostics, Inc.	320,568
2,605	[2]	Regeneron Pharmaceuticals, Inc.	1,107,438
4,239		St. Jude Medical, Inc.	352,007

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
5,982	[3]	Stryker Corp.	$695,587
8,440		Thermo Fisher Scientific, Inc.	1,340,610
24,475		UnitedHealth Group, Inc.	3,504,820
2,138		Universal Health Services, Inc., Class B	276,935
8,810	[2]	Vertex Pharmaceuticals, Inc.	854,570
2,818	[2,3]	Varian Medical Systems, Inc.	266,977
2,393	[2,3]	Waters Corp.	380,319
4,384		Zimmer Biomet Holdings, Inc.	574,918
6,755		Zoetis, Inc.	340,925
		TOTAL	72,261,222
		Industrials—9.7%
15,672		3M Co.	2,795,258
6,126		AMETEK, Inc.	288,106
189		Acuity Brands, Inc., Holding Company	49,599
6,917		Alaska Air Group, Inc.	464,961
1,761		Allegion PLC	127,479
8,153	[3]	American Airlines Group, Inc.	289,432
15,560	[3]	Boeing Co./The	2,079,750
3,342		C.H. Robinson Worldwide, Inc.	232,670
24,075		CSX Corp.	682,045
15,015	[3]	Caterpillar, Inc.	1,242,641
3,781		Cummins, Inc.	464,193
19,650	[3]	Delta Air Lines, Inc.	761,437
7,215	[3]	Deere & Co.	560,678
4,376		Dover Corp.	312,578
2,741	[3]	Dun & Bradstreet Corp.	354,274
7,869		Eaton Corp PLC	498,973
17,215		Emerson Electric Co.	962,318
3,181		Equifax, Inc.	421,355
4,163	[3]	Expeditors International Washington, Inc.	205,777
6,303	[3]	Fastenal Co.	269,453
6,056		FedEx Corp.	980,466
7,939		Flowserve Corp.	379,881
8,039		Fluor Corp.	430,247
7,838	[2]	Fortive Corp.	377,870
3,892		Fortune Brands Home & Security, Inc.	246,247
226,061		General Electric Co.	7,039,540
5,660		General Dynamics Corp.	831,397
17,379		Honeywell International, Inc.	2,021,699
1,724		Hunt (J.B.) Transportation Services, Inc.	143,316
8,648		Illinois Tool Works, Inc.	997,979
6,407		Ingersoll-Rand PLC	424,528
7,582	[2]	Jacobs Engineering Group, Inc.	405,789
5,361		Kansas City Southern Industries, Inc.	515,246
3,536		L-3 Communications Holdings, Inc.	536,164
6,840		Lockheed Martin Corp.	1,728,673
6,958		Masco Corp.	253,828
9,557	[3]	Nielsen Holdings PLC	514,740
7,335		Norfolk Southern Corp.	658,536
3,528		Northrop Grumman Corp.	764,271
9,185		PACCAR, Inc.	541,639

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,247		Parker-Hannifin Corp.	$370,775
8,382		Pentair PLC	534,939
3,918		Pitney Bowes, Inc.	75,657
13,739	[2]	Quanta Services, Inc.	351,718
7,877		Raytheon Co.	1,099,078
6,942		Republic Services, Inc.	355,847
3,009		Robert Half International, Inc.	109,949
3,702	[3]	Rockwell Automation, Inc.	423,509
667		Rockwell Collins	56,442
2,735		Roper Technologies, Inc.	465,935
1,775		Snap-On, Inc.	278,977
16,327		Southwest Airlines Co.	604,262
3,404		Stanley Black & Decker, Inc.	414,267
1,712	[2,3]	Stericycle, Inc.	154,542
6,938		Textron, Inc.	270,582
2,227	[2]	Transdigm Group, Inc.	622,491
5,518		Tyco International PLC	251,455
21,884		Union Pacific Corp.	2,036,306
8,263	[2]	United Continental Holdings, Inc.	387,452
17,873	[3]	United Parcel Service, Inc.	1,932,071
5,659	[2,3]	United Rentals, Inc.	450,853
17,504		United Technologies Corp.	1,884,306
3,731	[2]	Verisk Analytics, Inc.	318,180
1,537		W. W. Grainger, Inc.	336,372
14,098		Waste Management, Inc.	932,160
3,710		Xylem, Inc.	177,375
		TOTAL	47,750,533
		Information Technology—19.9%
13,909		Accenture PLC	1,569,074
11,765		Activision Blizzard, Inc.	472,482
12,670	[2]	Adobe Systems, Inc.	1,239,886
4,116	[2]	Akamai Technologies, Inc.	207,981
2,604	[2]	Alliance Data Systems Corp.	603,139
7,426	[2]	Alphabet, Inc., Class A	5,876,491
7,524	[2]	Alphabet, Inc., Class C	5,784,376
8,604		Amphenol Corp., Class A	512,110
8,608		Analog Devices, Inc.	549,449
139,568		Apple, Inc.	14,544,381
25,729		Applied Materials, Inc.	676,415
5,192	[2,3]	Autodesk, Inc.	308,664
8,971		Automatic Data Processing, Inc.	797,970
9,412		Broadcom Ltd.	1,524,556
8,457		CA, Inc.	293,035
129,313		Cisco Systems, Inc.	3,947,926
27,754	[3]	Corning, Inc.	616,694
3,683	[2]	Citrix Systems, Inc.	328,266
15,744	[2]	Cognizant Technology Solutions Corp.	905,123
50,668		EMC Corp. Mass	1,432,891
26,105	[2]	eBay, Inc.	813,432
7,318	[2]	Electronic Arts, Inc.	558,510
5,434	[2]	FIserv, Inc.	599,696

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
3,589		FLIR Systems, Inc.	$116,930
3,622	[2]	F5 Networks, Inc.	447,027
58,645	[2]	Facebook, Inc.	7,268,461
6,882		Fidelity National Information Services, Inc.	547,325
6,978		Global Payments, Inc.	520,978
43,206	[2]	HP, Inc.	605,316
3,230	[3]	Harris Corp.	279,783
29,946		Hewlett Packard Enterprise Co.	629,465
127,130		Intel Corp.	4,431,752
22,731	[3]	International Business Machines Corp.	3,651,053
6,900		Intuit, Inc.	765,831
8,655		Juniper Networks, Inc.	196,382
7,096		KLA-Tencor Corp.	537,238
3,577	[3]	Lam Research Corp.	321,107
7,030		Linear Technology Corp.	421,730
200,525		Microsoft Corp.	11,365,757
25,140		Mastercard, Inc., Class A	2,394,334
5,521	[3]	Microchip Technology, Inc.	307,188
22,509	[2]	Micron Technology, Inc.	309,274
3,657		Motorola Solutions, Inc.	253,723
11,922	[3]	NVIDIA Corp.	680,746
6,601	[3]	NetApp, Inc.	173,936
80,222		Oracle Corp.	3,292,311
3,974	[3]	Paychex, Inc.	235,579
27,480	[2]	PayPal Holdings, Inc.	1,023,355
2,846	[2]	Qorvo, Inc.	179,953
37,986		Qualcomm, Inc.	2,377,164
4,653	[2]	Red Hat, Inc.	350,324
3,989		Symantec Corp.	81,495
18,974	[2]	Salesforce.com, Inc.	1,552,073
6,390	[3]	Seagate Technology	204,672
1,301		Skyworks Solutions, Inc.	85,892
5,288		TE Connectivity Ltd.	318,761
11,698	[2,3]	Teradata Corporation	331,989
26,239	[3]	Texas Instruments, Inc.	1,830,170
3,417		Total System Services, Inc.	173,994
1,907	[2]	Verisign, Inc.	165,165
48,955	[3]	Visa, Inc., Class A Shares	3,820,938
12,073		Western Digital Corp.	573,588
310		Western Union Co.	6,200
23,863		Xerox Corp.	245,789
6,646	[3]	Xilinx, Inc.	339,478
28,309	[2]	Yahoo, Inc.	1,081,121
		TOTAL	98,657,894
		Materials—2.8%
5,255		Air Products & Chemicals, Inc.	785,202
2,847	[3]	Albemarle Corp.	239,632
9,046		Alcoa, Inc.	96,068
1,909		Avery Dennison Corp.	148,692
1,222		Ball Corp.	86,359
22,673		Du Pont (E.I.) De Nemours & Co.	1,568,291

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
29,391		Dow Chemical Co.	$1,577,415
3,812		Eastman Chemical Co.	248,657
8,619		Ecolab, Inc.	1,020,317
2,764		FMC Corp.	131,401
27,556	[2]	Freeport-McMoRan, Inc.	357,126
2,387	[3]	International Flavors & Fragrances, Inc.	318,068
11,538		International Paper Co.	528,556
8,627		LyondellBasell Industries NV, Class A	649,268
1,364		Martin Marietta Materials	276,415
13,193		Monsanto Co.	1,408,617
55		Mosaic Co./The	1,485
14,386		Newmont Mining Corp.	632,984
12,589		Nucor Corp.	675,274
1,639	[2]	Owens-Illinois, Inc.	30,797
6,329		PPG Industries, Inc.	662,710
9,283		Praxair, Inc.	1,081,841
4,314		Sealed Air Corp.	203,534
1,839		Sherwin-Williams Co.	551,203
2,982		Vulcan Materials Co.	369,708
6,142	[3]	WestRock Co.	263,553
		TOTAL	13,913,173
		Telecommunication Services—2.8%
157,460		AT&T, Inc.	6,816,443
15,545	[3]	CenturyLink, Inc.	488,735
27,778		Frontier Communications Corp.	144,446
7,473	[2]	Level 3 Communications, Inc.	378,134
104,372	[3]	Verizon Communications	5,783,252
		TOTAL	13,611,010
		Utilities—3.3%
12,675		AES Corp.	156,536
5,757		Alliant Energy Corp.	231,719
5,417		Ameren Corp.	284,068
13,161		American Electric Power Co., Inc.	912,057
3,932		American Water Works Co., Inc.	324,705
6,307		CMS Energy Corp.	284,950
9,147		CenterPoint Energy, Inc.	218,796
10,658		Consolidated Edison Co.	853,493
2,123		DTE Energy Co.	207,035
12,555		Dominion Resources, Inc.	979,541
14,724		Duke Energy Corp.	1,260,227
11,367		Edison International	879,578
1,624		Entergy Corp.	132,177
7,250		EverSource Energy	424,053
23,985		Exelon Corp.	894,161
17,512		FirstEnergy Corp.	611,519
12,085		NextEra Energy, Inc.	1,550,385
24,364		NRG Energy, Inc.	337,198
17,185		NiSource, Inc.	440,967
8,964		PG & E Corp.	573,158
18,363		PPL Corp.	692,469
3,413		Pinnacle West Capital Corp.	269,183

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
7,719		Public Service Enterprises Group, Inc.	$355,151
3,030		SCANA Corp.	227,068
6,437		Sempra Energy	720,172
24,730		Southern Co.	1,323,055
8,740		WEC Energy Group, Inc.	567,313
13,968		Xcel Energy, Inc.	614,313
		TOTAL	16,325,047
		TOTAL COMMON STOCKS (IDENTIFIED COST $162,070,389)	478,483,282
		INVESTMENT COMPANIES—9.3%[4]
30,413,642	[5]	Federated Institutional Money Market Management, Institutional Shares, 0.41%[6]	30,413,642
15,533,020		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[6]	15,533,020
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE $45,946,662)	45,946,662
		TOTAL INVESTMENTS—106.0% (IDENTIFIED COST $208,017,051)[7]	524,429,944
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[8]	(29,915,042)
		TOTAL NET ASSETS—100%	$494,514,902
At July 31, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	7	$758,870	September 2016	$10,772
2S&P 500 Index Long Futures	29	$15,719,450	September 2016	$520,393
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$531,165
The average notional value of long contracts held by the Fund throughout the period was $17,530,213. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,478,320 at July 31, 2016, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$29,689,203	$30,413,642
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended July 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	6,779,623	16,422,181	23,201,804
Purchases/Additions	129,283,211	93,668,690	222,951,901
Sales/Reductions	(105,649,192)	(94,557,851)	(200,207,043)
Balance of Shares Held 7/31/2016	30,413,642	15,533,020	45,946,662
Value	$30,413,642	$15,533,020	$45,946,662
Dividend Income	$54,131	$41,180	$95,311

5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes was $208,017,051. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $316,412,893. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $317,704,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,291,258
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016